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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                REPORT FOR THE QUARTER ENDED DECEMBER 31, 2006

   Check here if amendment:      [ ] Amendment no.
   This amendment                [ ] is a restatement
                                 [ ] Adds new holdings entries

Name of Institutional Investment Manager Filing this Report:

         OPPENHEIMER CAPITAL LLC
Address:
         1345 AVENUE OF THE AMERICAS, 50TH FLOOR, NEW YORK, NY 10105

   FORM 13-F FILE NO. 28-204-02443

      The institutional investment manager filing this Report and the person by whom it is signed hereby represent that the person signing the Report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this Form.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Newport Beach and the State of California on the 9th day of February, 2007.

                                               OPPENHEIMER CAPITAL LLC
                                       ---------------------------------------
Person Signing This Report On Behalf      (Name Of Institutional Investment
        Of Reporting Manager:                         Manager)

NAME:  Kellie E. Davidson
TITLE: Assistant Secretary
PHONE: (949) 219-2200

                                                     /S/ KELLIE E. DAVIDSON
                                                  -----------------------------
                                                  (Signature of Person Duly
                                                  Authorized to Submit This
                                                  Report)

Report Type:

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this Reporting Manager are reported in this Report)

[X] 13F NOTICE. (Check here if no holdings are reported in this Report, and all holdings are reported by other Reporting Manager(s))

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this Reporting Manager are reported in this Report and a portion are reported by other Reporting Manager(s))

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LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER

13F FILE NO.: NAME:
------------- ----------------------------------------
28-2701       ALLIANZ GLOBAL INVESTORS OF AMERICA L.P.

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